Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Lessee, Lease, Description [Line Items]
Total lease cost	$ 12,535	$ 13,245	$ 25,128	$ 28,182
Right-of-use assets obtained in exchange for lease obligations	$ 10,200	$ 29,000	$ 22,500	$ 35,800
Weighted average remaining lease term	7 years 3 days		7 years 3 days
Weighted average discount rate	2.66%		2.66%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities	Other Liabilities	Other Liabilities
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 40,100	$ 47,000	$ 40,100	$ 47,000
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost			19,300	27,100
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 5,800	$ 1,100